Net Income per Limited Partner Unit and Cash Distributions (Schedule of Calculation of Net Income per Limited Partner Unit) (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015		Sep. 30, 2014	[2],[3]
Schedule of Earnings Per Share, Basic and Diluted, by Common Class, Including Two Class Method [Line Items]
Limited partner net income	[1]	$ 13,260	$ (9,883)	$ 39,976	[2]	$ (26,393)
Less: Pre-acquisition net income allocated to general partner	[1],[4]	990		6,306	[3]
Limited partner net income	[1]	$ 12,270		$ 33,670	[3]
Weighted-average limited partner units outstanding - basic:
Weighted-average limited partner units outstanding - basic:		57,507,246		57,507,246
Weighted-average limited partner units outstanding - diluted:
Weighted-average limited partner units outstanding - diluted:		57,652,698		57,597,825
Net income per limited partner unit - basic:
Net income per limited partner unit - basic:		$ 0.21		$ 0.59
Net income per limited partner unit - diluted:
Net income per limited partner unit - diluted:		0.21		0.58
Unitholders
Cash distributions declared per limited partner unit	[5],[6]	$ 0.1935		$ 0.5715
Phantom unit
Unitholders
Shares considered anti-dilutive		145,452		90,579
Common
Schedule of Earnings Per Share, Basic and Diluted, by Common Class, Including Two Class Method [Line Items]
Limited partner net income		$ 6,135		$ 16,835
Weighted-average limited partner units outstanding - basic:
Weighted-average limited partner units outstanding - basic:		28,753,623		28,753,623
Weighted-average limited partner units outstanding - diluted:
Weighted-average limited partner units outstanding - diluted:	[5]	28,899,075		28,844,202
Net income per limited partner unit - basic:
Net income per limited partner unit - basic:	[1]	$ 0.21		$ 0.59
Net income per limited partner unit - diluted:
Net income per limited partner unit - diluted:	[1]	0.21		0.58
Unitholders
Cash distributions declared per limited partner unit	[1],[5],[6],[7]	$ 0.1935		$ 0.5715
Subordinated
Schedule of Earnings Per Share, Basic and Diluted, by Common Class, Including Two Class Method [Line Items]
Limited partner net income		$ 6,135		$ 16,835
Weighted-average limited partner units outstanding - basic:
Weighted-average limited partner units outstanding - basic:		28,753,623		28,753,623
Weighted-average limited partner units outstanding - diluted:
Weighted-average limited partner units outstanding - diluted:		28,753,623		28,753,623
Net income per limited partner unit - basic:
Net income per limited partner unit - basic:		$ 0.21		$ 0.59
Net income per limited partner unit - diluted:
Net income per limited partner unit - diluted:	[1],[8]	0.21		0.59
Unitholders
Cash distributions declared per limited partner unit	[1],[5],[6],[7]	$ 0.1935		$ 0.5715

[1]	Financial statements for the periods presented have been retrospectively recast to reflect the acquisition of the Water Assets. See Note 2 for additional information.
[2]	Financial statements for the periods presented have been retrospectively recast to reflect the acquisition of the Water Assets. See Note 2 for additional information.
[3]	Financial statements for the periods presented have been retrospectively recast to reflect the acquisition of the Water Assets. See Note 2 for additional information.
[4]	Pre-acquisition net loss allocated to the general partner relates to operations of the Water Assets for periods prior to their acquisition on November 4, 2015.
[5]	Diluted weighted-average limited partner common units includes the effect of 145,452 and 90,579 units for the three and nine months ended September 30, 2015, respectively, related to phantom units.
[6]	See Note 12 for further discussion of cash distributions declared for the period presented.
[7]	Net income per limited partner unit is presented only for periods subsequent to the Partnership’s initial public offering and does not include results attributable to the Water Assets as these results are not attributable to limited partners of the Partnership.
[8]	Diluted net income per limited partner unit is presented as if all earnings for the period had been distributed, and while it appears that more income is allocated to the subordinated unit holders than the common unitholders based on the dilution of the common units from the LTIP for the three and nine months ended September 30, 2015, our partnership agreement prevents us from making a distribution to the subordinated unitholders in excess of those to the common unitholders.